Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

12 Property, plant and equipment, net

The following table presents details of the Company’s property, plant and equipment, net of accumulated depreciation:

	Useful Life (in years)	2014	2013

Land		56	60
Buildings	9 to 50	686	679
Machinery and installations	2 to 10	2,549	2,492
Other Equipment	1 to 5	249	273
Prepayments and construction in progress		143	88

		3,683	3,592
Less accumulated depreciation		(2,560)	(2,544)

Property, plant and equipment, net of accumulated depreciation		1,123	1,048

Land with a book value of $56 million (2013: $60 million) is not depreciated.

Property and equipment includes $15 million (2013: $62 million) related to assets acquired under capital leases. Accumulated depreciation related to these assets was $12 million (2013: $55 million). See note 17 for information regarding capital lease obligations.

There was no significant construction in progress and therefore no related capitalized interest.